Common Stock and Stock-Based Awards - 2015 Incentive Award Plan - Additional Information (Details) - 2015 Incentive Award Plan [Member] - shares		12 Months Ended
	Jun. 16, 2015	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares initially reserved for issuance	2,200,000
Percentage of common stock shares outstanding	4.00%
Stock incentive plan description		The number of shares initially reserved for issuance under the 2015 Plan was the sum of (i) 2,200,000 shares of common stock and (ii) the number of shares subject to awards outstanding under the 2012 Plan that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased by the Company on or after the effective date of the 2015 Plan. In addition, the number of shares of common stock that may be issued under the 2015 Plan is subject to increase on the first day of each calendar year, beginning in 2016 and ending in 2025, equal to the lesser of (i) 4% of the number of shares of the Company’s common stock outstanding on the last day of the preceding applicable calendar year and (ii) an amount determined by the Company’s board of directors.
Shares available for future grant		2,545,586
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted vesting period		4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted vesting period		4 years
Stock option expiration period		10 years